Short-Term Bank Credit And Loans	12 Months Ended
Dec. 31, 2025
Short-Term Debt [Abstract]
Short-term Bank Credit and Loans	SHORT-TERM CREDIT AND LOANS

	Interest %	December 31, 2025	December 31, 2024
Loans	SOFR + 1.0% - 1.5%	$—	$100,179
Commercial papers, Series A and B (*)	SOFR + 1.0% - 1.25%	48,410	350,000
Bank credit	SOFR + 1.0% - 1.5%	2,122	677
		$50,532	$450,856

As of December 31, 2025 the SOFR rate of short-term loans was 3.87%.